Note 5 - Property, Plant and Equipment	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Property, Plant, and Equipment [Text Block]

5. Property, Plant and Equipment

Property, plant and equipment is comprised of the following (in thousands):

	As of:
	March 31,	March 31,
	2026	2025
Land and land improvements	$54,195	$52,339
Buildings and improvements	243,062	238,709
Machinery and equipment	523,448	502,223
Office equipment, furniture, vehicles and computer software	17,420	15,604
Construction in progress	24,330	16,177
Property, plant and equipment, cost	862,455	825,052
Less: accumulated depreciation	(531,175)	(500,284)
Property, plant and equipment, net	$331,280	$324,768

Depreciation expense totaled $40.0 million, $40.1 million, and $36.8 million for fiscal years 2026, 2025, and 2024, respectively.